Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.000001	$ 0.000001
Preferred stock, shares authorized	285,715	285,715
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.000001	$ 0.000001
Common stock, shares authorized	100,000,000	71,428,572
Common stock, shares issued	39,834,023	9,991,391
Common stock, shares outstanding	39,834,023	9,991,391